The Gabelli Dividend Growth Fund

Schedule of Investments — March 31, 2019 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 98.1%
	Automotive: Parts and Accessories — 1.3%
4,000	Aptiv plc	$317,960

	Business Services — 2.4%
8,000	Macquarie Infrastructure Corp.	329,760
1,500	Visa Inc., Cl. A	234,285

		564,045

	Cable and Satellite — 0.9%
7,000	DISH Network Corp., Cl. A†	221,830

	Computer Software and Services — 10.0%
400	Alphabet Inc., Cl. C†	469,324
1,700	Apple Inc.	322,915
23,000	Hewlett Packard Enterprise Co.	354,890
5,500	Microsoft Corp.	648,670
5,000	Oracle Corp.	268,550
500	Palo Alto Networks Inc.†	121,440
2,100	Take-Two Interactive Software Inc.†	198,177

		2,383,966

	Consumer Products — 2.3%
4,500	Kimberly-Clark Corp.	557,550

	Diversified Industrial — 7.3%
1,800	Acuity Brands Inc.	216,018
36,000	General Electric Co.	359,640
6,000	Honeywell International Inc.	953,520
3,000	Textron Inc.	151,980
800	Wabtec Corp.	58,976

		1,740,134

	Electronics — 0.1%
500	Resideo Technologies Inc.†	9,645

	Energy — 5.5%
4,000	Anadarko Petroleum Corp.	181,920
1,400	Chevron Corp.	172,452
7,700	National Fuel Gas Co.	469,392
5,000	Phillips 66	475,850

		1,299,614

	Energy Services — 1.4%
11,000	Halliburton Co.	322,300

	Financial Services — 21.7%
10,000	American Express Co.	1,093,000
12,000	American International Group Inc.	516,720
15,000	Bank of America Corp.	413,850
12,000	Citigroup Inc.	746,640
7,000	JPMorgan Chase & Co.	708,610
9,500	Legg Mason Inc.	260,015
8,000	Morgan Stanley	337,600
4,000	PayPal Holdings Inc.†	415,360
4,300	State Street Corp.	282,983
2,300	Willis Towers Watson plc	403,995

		5,178,773

Shares		Market Value

	Food and Beverage — 10.7%
10,000	Conagra Brands Inc.	$277,400
2,400	Diageo plc, ADR	392,664
10,000	Molson Coors Brewing Co., Cl. B	596,500
19,000	Mondelēz International Inc., Cl. A	948,480
15,000	The Hain Celestial Group Inc.†	346,800

		2,561,844

	Health Care — 19.3%
2,500	Allergan plc	366,025
5,487	Bristol-Myers Squibb Co.	261,785
6,500	Gilead Sciences Inc.	422,565
2,900	Medtronic plc	264,132
19,500	Merck & Co. Inc.	1,621,815
11,000	Patterson Cos. Inc.	240,350
22,000	Pfizer Inc.	934,340
5,000	Zoetis Inc.	503,350

		4,614,362

	Hotels and Gaming — 3.0%
28,000	MGM Resorts International	718,480

	Media — 1.7%
15,000	TEGNA Inc.	211,500
4,000	Tribune Media Co., Cl. A	184,560

		396,060

	Metals and Mining — 1.8%
12,000	Newmont Mining Corp.	429,240

	Retail — 2.0%
10,500	Macy’s Inc.	252,315
3,000	Starbucks Corp.	223,020

		475,335

	Semiconductors — 1.1%
3,000	NXP Semiconductors NV	265,170

	Specialty Chemicals — 3.9%
17,410	DowDuPont Inc.	928,127

	Telecommunications — 1.7%
6,000	T-Mobile US Inc.†	414,600

	TOTAL COMMON STOCKS	23,399,035

Principal Amount

	U.S. GOVERNMENT OBLIGATIONS — 1.9%
$ 465,000	U.S. Treasury Bill, 2.365%††, 04/18/19	464,482

	TOTAL INVESTMENTS — 100.0% (Cost $19,642,230)	$23,863,517

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt

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